Stockholders' Equity (Common And Preferred Partnership Units And Class B Contingent Units) (Narrative) (Details) (USD $)	9 Months Ended		9 Months Ended		9 Months Ended							0 Months Ended	9 Months Ended				3 Months Ended																12 Months Ended				9 Months Ended
	Sep. 30, 2013 item	Dec. 31, 2012	Sep. 30, 2013 Noncontrolling Interest [Member]	Dec. 31, 2012 Noncontrolling Interest [Member]	Sep. 30, 2013 Class B And Class C Preferred Units [Member]	Dec. 31, 2013 Class B Preferred Units [Member]	Feb. 08, 2013 Class B Preferred Units [Member]	Dec. 31, 2012 Class B Preferred Units [Member]	Sep. 30, 2013 Class C Preferred Units [Member]	Feb. 08, 2013 Class C Preferred Units [Member]	Dec. 31, 2012 Class C Preferred Units [Member]	Feb. 08, 2013 Class B Contingent Units [Member]	Sep. 30, 2013 Class B Contingent Units [Member]	Mar. 26, 2013 Class B Contingent Units [Member]	Dec. 31, 2012 Class B Contingent Units [Member]	Jun. 01, 2012 Class B Contingent Units [Member]	Dec. 31, 2016 Class B Contingent Units [Member] Scenario, Forecast [Member]	Sep. 30, 2016 Class B Contingent Units [Member] Scenario, Forecast [Member]	Jun. 30, 2016 Class B Contingent Units [Member] Scenario, Forecast [Member]	Mar. 31, 2016 Class B Contingent Units [Member] Scenario, Forecast [Member]	Dec. 31, 2015 Class B Contingent Units [Member] Scenario, Forecast [Member]	Sep. 30, 2015 Class B Contingent Units [Member] Scenario, Forecast [Member]	Jun. 30, 2015 Class B Contingent Units [Member] Scenario, Forecast [Member]	Mar. 31, 2015 Class B Contingent Units [Member] Scenario, Forecast [Member]	Dec. 31, 2014 Class B Contingent Units [Member] Scenario, Forecast [Member]	Sep. 30, 2014 Class B Contingent Units [Member] Scenario, Forecast [Member]	Jun. 30, 2014 Class B Contingent Units [Member] Scenario, Forecast [Member]	Mar. 31, 2014 Class B Contingent Units [Member] Scenario, Forecast [Member]	Dec. 31, 2013 Class B Contingent Units [Member] Scenario, Forecast [Member]	Sep. 30, 2013 Class B Contingent Units [Member] Scenario, Forecast [Member]	Jun. 30, 2013 Class B Contingent Units [Member] Scenario, Forecast [Member]	Mar. 31, 2013 Class B Contingent Units [Member] Scenario, Forecast [Member]	Dec. 31, 2016 Class B Contingent Units [Member] Scenario, Forecast [Member]	Dec. 31, 2015 Class B Contingent Units [Member] Scenario, Forecast [Member]	Dec. 31, 2014 Class B Contingent Units [Member] Scenario, Forecast [Member]	Dec. 31, 2013 Class B Contingent Units [Member] Scenario, Forecast [Member]	Sep. 30, 2013 The Estates At Maitland [Member] Class B Contingent Units [Member]	Sep. 30, 2013 Estates At Milenia - Phase II [Member] Class B Contingent Units [Member]	Sep. 30, 2013 Midlothian Town Center - East Or Venetian [Member] Class B Contingent Units [Member]
Schedule Of Stockholders' Equity [Line Items]
Shares issued	11,468,665	4,717,345														546,132
Preferred shares issued	309,130
Temporary shares issued		273,326		546,132		0	98,304	98,304	0	98,304	98,304	196,608	210,915	14,307	0
Redemption period					1 year								0 years [1]
Number of units issued for each outstanding unit												1
Distribution amount																	$ 1.25	$ 1.25	$ 1.25	$ 1.25	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.375	$ 0.375	$ 0.375	$ 0.375	$ 0.375	$ 0.375	$ 0.375	$ 0.375
Per annum distribution rate					1.50%																												5.00%	3.00%	1.50%	1.50%
Number of tranches	3
Stock conversion, minimum physical occupancy rate of contributed proeprties													90.00%
Number of units converted upon stabilization or sale																																					52,728.75	52,728.75	105,457.50
Conversion price													$ 100.00
Stock conversion, threshold of trading days													20 days
Stock conversion, minimum share price													$ 9.00
Reduction of noncontrolling interest from extinguishment of debt													$ 8,200,000
Increase in net income from extinguishment of debt			$ (8,232,268)										$ 8,200,000

[1]	Non-cumulative distribution of 1.5% per annum of the stated value per Class B contingent unit ($0.375 per quarter) until December 31, 2014; 3.0% per annum of the stated value per Class B contingent unit ($0.75 per quarter) from January 1, 2015 through December 31, 2015; and 5.0% per annum of the stated value per Class B contingent unit ($1.25 per quarter) thereafter.